Risk Lose Money [Member] Expense Example - Emerging Markets Equity Fund - Emerging Markets Equity Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 278
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,599
Expense Example, with Redemption, 10 Years	$ 3,395